Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 18	$ 70,123	$ (21,388)	$ 48,753
Balance, shares at Dec. 31, 2016	18,277,893
Issuance of common stock	$ 3	4,288		4,291
Issuance of common stock, shares	2,400,000
Issuance of common stock - EIP, shares	200,000
Stock compensation		355		355
Net loss			(5,243)	(5,243)
Balance at Dec. 31, 2017	$ 21	74,766	(26,631)	48,156
Balance, shares at Dec. 31, 2017	20,877,893
Net proceeds from the issuance of common stock		1		1
Net proceeds from the issuance of common stock, shares	182,297
Net loss			(8,214)	(8,214)
Balance at Dec. 31, 2018	$ 21	74,767	(34,845)	39,943
Balance, shares at Dec. 31, 2018	21,060,190
Net proceeds from the issuance of common stock		274		274
Net proceeds from the issuance of common stock, shares	214,828
Issuance of common stock under the promissory note		113		113
Issuance of common stock under the promissory note, shares	95,262
Net loss			(8,330)	(8,330)
Balance at Dec. 31, 2019	$ 21	$ 75,154	$ (43,175)	$ 32,000
Balance, shares at Dec. 31, 2019	21,370,280